Filed pursuant to Rule 497(e)

Registration Nos. 333-183945; 811-22747

ALPS SERIES TRUST

(the “Trust”)

Beacon Accelerated Return Strategy Fund
Beacon Planned Return Strategy Fund

Supplement dated August 16, 2024 to the

Statement of Additional Information dated February 1, 2024 (the “SAI”)

Effective August 15, 2024, the Board of Trustees of the Trust approved the appointment of Theodore J. Uhl as the Trust’s new Chief Compliance and Anti-Money Laundering Officer and Jennifer Mix as the Trust’s new Assistant Secretary. Accordingly, the Officers table in the section titled “TRUSTEES AND OFFICERS” in the SAI is hereby deleted and replaced in its entirety to reflect the appointment of each new officer of the Trust.

Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Lucas Foss, Birth Year: 1977	President	President Since August 2022 Chief Compliance Officer from January 2018 - August 2022	Mr. Foss rejoined ALPS in November 2017 and is currently Director, Fund Compliance and Governance. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (2015-2017) and Deputy Chief Compliance Officer at ALPS (2012-2015). Mr. Foss is also President of Financial Investors Trust and Chief Compliance Officer of Sound Point Meridian Capital Inc., the Bluerock Total Income + Real Estate Fund; Bluerock High Income Institutional Credit Fund; SPDR® S&P 500® ETF Trust, SPDR® Dow Jones® Industrial Average ETF Trust, and SPDR® S&P MIDCAP 400® ETF Trust.
Jill McFate, Birth year: 1978	Treasurer	Since December 2021	Ms. McFate joined ALPS in 2021 and is currently Senior Director, Fund Administration of ALPS. Prior to joining SS&C ALPS, Jill managed financial reporting and N-PORT regulatory reporting services during her 14 years at The Northern Trust Company as Vice President, Financial Reporting Manager.
Theodore J. Uhl, Birth Year: 1974	Chief Compliance and Anti-Money Laundering Officer	Since August 2024	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also Chief Compliance Officer of Financial Investors Trust, Centre Funds, GraniteShares ETF Trust, FS MVP Private Markets Fund, Accordant ODCE Index Fund, and the SS&C Interval Fund Platform.
Jennifer Mix, Birth year: 1984	Assistant Secretary	Since August 2024	Ms. Mix joined ALPS in 2021 and is currently a Senior Paralegal of ALPS Fund Services, Inc. Prior to her current role, Ms. Mix worked as Senior Legal Administrator at Directed Equity, Inc. (July 2018 - August 2021).
*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**

This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased. Each Officer is appointed on an annual basis, and serves until such Officer’s successor is appointed, or such Officer resigns or is deceased.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

ALPS SERIES TRUST

(the “Trust”)

Brigade High Income Fund

Supplement dated August 16, 2024 to the

Statement of Additional Information dated February 1, 2024 (the “SAI”)

Effective August 15, 2024, the Board of Trustees of the Trust approved the appointment of Theodore J. Uhl as the Trust’s new Chief Compliance and Anti-Money Laundering Officer and Jennifer Mix as the Trust’s new Assistant Secretary. Accordingly, the Officers table in the section titled “TRUSTEES AND OFFICERS” in the SAI is hereby deleted and replaced in its entirety to reflect the appointment of each new officer of the Trust.

Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Lucas Foss, Birth Year: 1977	President	President Since August 2022 Chief Compliance Officer from January 2018 - August 2022	Mr. Foss rejoined ALPS in November 2017 and is currently Director, Fund Compliance and Governance. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (2015-2017) and Deputy Chief Compliance Officer at ALPS (2012-2015). Mr. Foss is also President of Financial Investors Trust and Chief Compliance Officer of Sound Point Meridian Capital Inc., the Bluerock Total Income + Real Estate Fund; Bluerock High Income Institutional Credit Fund; SPDR® S&P 500® ETF Trust, SPDR® Dow Jones® Industrial Average ETF Trust, and SPDR® S&P MIDCAP 400® ETF Trust.
Jill McFate, Birth year: 1978	Treasurer	Since December 2021	Ms. McFate joined ALPS in 2021 and is currently Senior Director, Fund Administration of ALPS. Prior to joining SS&C ALPS, Jill managed financial reporting and N-PORT regulatory reporting services during her 14 years at The Northern Trust Company as Vice President, Financial Reporting Manager.
Theodore J. Uhl, Birth Year: 1974	Chief Compliance and Anti-Money Laundering Officer	Since August 2024	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also Chief Compliance Officer of Financial Investors Trust, Centre Funds, GraniteShares ETF Trust, FS MVP Private Markets Fund, Accordant ODCE Index Fund, and the SS&C Interval Fund Platform.
Jennifer Mix, Birth year: 1984	Assistant Secretary	Since August 2024	Ms. Mix joined ALPS in 2021 and is currently a Senior Paralegal of ALPS Fund Services, Inc. Prior to her current role, Ms. Mix worked as Senior Legal Administrator at Directed Equity, Inc. (July 2018 - August 2021).
*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**

This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased. Each Officer is appointed on an annual basis, and serves until such Officer’s successor is appointed, or such Officer resigns or is deceased.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

ALPS SERIES TRUST

(the “Trust”)

Carret Kansas Tax-Exempt Bond Fund

Supplement dated August 16, 2024 to the

Statement of Additional Information dated February 1, 2024 (the “SAI”)

Effective August 15, 2024, the Board of Trustees of the Trust approved the appointment of Theodore J. Uhl as the Trust’s new Chief Compliance and Anti-Money Laundering Officer and Jennifer Mix as the Trust’s new Assistant Secretary. Accordingly, the Officers table in the section titled “TRUSTEES AND OFFICERS” in the SAI is hereby deleted and replaced in its entirety to reflect the appointment of each new officer of the Trust.

Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Lucas Foss, Birth Year: 1977	President	President Since August 2022 Chief Compliance Officer from January 2018 - August 2022	Mr. Foss rejoined ALPS in November 2017 and is currently Director, Fund Compliance and Governance. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (2015-2017) and Deputy Chief Compliance Officer at ALPS (2012-2015). Mr. Foss is also President of Financial Investors Trust and Chief Compliance Officer of Sound Point Meridian Capital Inc., the Bluerock Total Income + Real Estate Fund; Bluerock High Income Institutional Credit Fund; SPDR® S&P 500® ETF Trust, SPDR® Dow Jones® Industrial Average ETF Trust, and SPDR® S&P MIDCAP 400® ETF Trust.
Jill McFate, Birth year: 1978	Treasurer	Since December 2021	Ms. McFate joined ALPS in 2021 and is currently Senior Director, Fund Administration of ALPS. Prior to joining SS&C ALPS, Jill managed financial reporting and N-PORT regulatory reporting services during her 14 years at The Northern Trust Company as Vice President, Financial Reporting Manager.
Theodore J. Uhl, Birth Year: 1974	Chief Compliance and Anti-Money Laundering Officer	Since August 2024	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also Chief Compliance Officer of Financial Investors Trust, Centre Funds, GraniteShares ETF Trust, FS MVP Private Markets Fund, Accordant ODCE Index Fund, and the SS&C Interval Fund Platform.
Jennifer Mix, Birth year: 1984	Assistant Secretary	Since August 2024	Ms. Mix joined ALPS in 2021 and is currently a Senior Paralegal of ALPS Fund Services, Inc. Prior to her current role, Ms. Mix worked as Senior Legal Administrator at Directed Equity, Inc. (July 2018 - August 2021).
*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**

This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased. Each Officer is appointed on an annual basis, and serves until such Officer’s successor is appointed, or such Officer resigns or is deceased.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

ALPS SERIES TRUST

(the “Trust”)

Hillman Value Fund

Supplement dated August 16, 2024 to the

Statement of Additional Information dated February 1, 2024 (the “SAI”)

Effective August 15, 2024, the Board of Trustees of the Trust approved the appointment of Theodore J. Uhl as the Trust’s new Chief Compliance and Anti-Money Laundering Officer and Jennifer Mix as the Trust’s new Assistant Secretary. Accordingly, the Officers table in the section titled “TRUSTEES AND OFFICERS” in the SAI is hereby deleted and replaced in its entirety to reflect the appointment of each new officer of the Trust.

Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Lucas Foss, Birth Year: 1977	President	President Since August 2022 Chief Compliance Officer from January 2018 - August 2022	Mr. Foss rejoined ALPS in November 2017 and is currently Director, Fund Compliance and Governance. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (2015-2017) and Deputy Chief Compliance Officer at ALPS (2012-2015). Mr. Foss is also President of Financial Investors Trust and Chief Compliance Officer of Sound Point Meridian Capital Inc., the Bluerock Total Income + Real Estate Fund; Bluerock High Income Institutional Credit Fund; SPDR® S&P 500® ETF Trust, SPDR® Dow Jones® Industrial Average ETF Trust, and SPDR® S&P MIDCAP 400® ETF Trust.
Jill McFate, Birth year: 1978	Treasurer	Since December 2021	Ms. McFate joined ALPS in 2021 and is currently Senior Director, Fund Administration of ALPS. Prior to joining SS&C ALPS, Jill managed financial reporting and N-PORT regulatory reporting services during her 14 years at The Northern Trust Company as Vice President, Financial Reporting Manager.
Theodore J. Uhl, Birth Year: 1974	Chief Compliance and Anti-Money Laundering Officer	Since August 2024	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also Chief Compliance Officer of Financial Investors Trust, Centre Funds, GraniteShares ETF Trust, FS MVP Private Markets Fund, Accordant ODCE Index Fund, and the SS&C Interval Fund Platform.
Jennifer Mix, Birth year: 1984	Assistant Secretary	Since August 2024	Ms. Mix joined ALPS in 2021 and is currently a Senior Paralegal of ALPS Fund Services, Inc. Prior to her current role, Ms. Mix worked as Senior Legal Administrator at Directed Equity, Inc. (July 2018 - August 2021).
*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**

This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased. Each Officer is appointed on an annual basis, and serves until such Officer’s successor is appointed, or such Officer resigns or is deceased.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

ALPS SERIES TRUST

(the “Trust”)

Clarkston Partners Fund
Clarkston Fund
Clarkston Founders Fund

Supplement dated August 16, 2024 to the

Statement of Additional Information dated February 1, 2024 (the “SAI”)

Effective August 15, 2024, the Board of Trustees of the Trust approved the appointment of Theodore J. Uhl as the Trust’s new Chief Compliance and Anti-Money Laundering Officer and Jennifer Mix as the Trust’s new Assistant Secretary. Accordingly, the Officers table in the section titled “TRUSTEES AND OFFICERS” in the SAI is hereby deleted and replaced in its entirety to reflect the appointment of each new officer of the Trust.

Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Lucas Foss, Birth Year: 1977	President	President Since August 2022 Chief Compliance Officer from January 2018 - August 2022	Mr. Foss rejoined ALPS in November 2017 and is currently Director, Fund Compliance and Governance. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (2015-2017) and Deputy Chief Compliance Officer at ALPS (2012-2015). Mr. Foss is also President of Financial Investors Trust and Chief Compliance Officer of Sound Point Meridian Capital Inc., the Bluerock Total Income + Real Estate Fund; Bluerock High Income Institutional Credit Fund; SPDR® S&P 500® ETF Trust, SPDR® Dow Jones® Industrial Average ETF Trust, and SPDR® S&P MIDCAP 400® ETF Trust.
Jill McFate, Birth year: 1978	Treasurer	Since December 2021	Ms. McFate joined ALPS in 2021 and is currently Senior Director, Fund Administration of ALPS. Prior to joining SS&C ALPS, Jill managed financial reporting and N-PORT regulatory reporting services during her 14 years at The Northern Trust Company as Vice President, Financial Reporting Manager.
Theodore J. Uhl, Birth Year: 1974	Chief Compliance and Anti-Money Laundering Officer	Since August 2024	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also Chief Compliance Officer of Financial Investors Trust, Centre Funds, GraniteShares ETF Trust, FS MVP Private Markets Fund, Accordant ODCE Index Fund, and the SS&C Interval Fund Platform.
Jennifer Mix, Birth year: 1984	Assistant Secretary	Since August 2024	Ms. Mix joined ALPS in 2021 and is currently a Senior Paralegal of ALPS Fund Services, Inc. Prior to her current role, Ms. Mix worked as Senior Legal Administrator at Directed Equity, Inc. (July 2018 - August 2021).
*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**

This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased. Each Officer is appointed on an annual basis, and serves until such Officer’s successor is appointed, or such Officer resigns or is deceased.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

ALPS SERIES TRUST

(the “Trust”)

Seven Canyons Strategic Global Fund
Seven Canyons World Innovators Fund

Supplement dated August 16, 2024 to the

Statement of Additional Information dated February 1, 2024 (the “SAI”)

Effective August 15, 2024, the Board of Trustees of the Trust approved the appointment of Theodore J. Uhl as the Trust’s new Chief Compliance and Anti-Money Laundering Officer and Jennifer Mix as the Trust’s new Assistant Secretary. Accordingly, the Officers table in the section titled “TRUSTEES AND OFFICERS” in the SAI is hereby deleted and replaced in its entirety to reflect the appointment of each new officer of the Trust.

Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Lucas Foss, Birth Year: 1977	President	President Since August 2022 Chief Compliance Officer from January 2018 - August 2022	Mr. Foss rejoined ALPS in November 2017 and is currently Director, Fund Compliance and Governance. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (2015-2017) and Deputy Chief Compliance Officer at ALPS (2012-2015). Mr. Foss is also President of Financial Investors Trust and Chief Compliance Officer of Sound Point Meridian Capital Inc., the Bluerock Total Income + Real Estate Fund; Bluerock High Income Institutional Credit Fund; SPDR® S&P 500® ETF Trust, SPDR® Dow Jones® Industrial Average ETF Trust, and SPDR® S&P MIDCAP 400® ETF Trust.
Jill McFate, Birth year: 1978	Treasurer	Since December 2021	Ms. McFate joined ALPS in 2021 and is currently Senior Director, Fund Administration of ALPS. Prior to joining SS&C ALPS, Jill managed financial reporting and N-PORT regulatory reporting services during her 14 years at The Northern Trust Company as Vice President, Financial Reporting Manager.
Theodore J. Uhl, Birth Year: 1974	Chief Compliance and Anti-Money Laundering Officer	Since August 2024	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also Chief Compliance Officer of Financial Investors Trust, Centre Funds, GraniteShares ETF Trust, FS MVP Private Markets Fund, Accordant ODCE Index Fund, and the SS&C Interval Fund Platform.
Jennifer Mix, Birth year: 1984	Assistant Secretary	Since August 2024	Ms. Mix joined ALPS in 2021 and is currently a Senior Paralegal of ALPS Fund Services, Inc. Prior to her current role, Ms. Mix worked as Senior Legal Administrator at Directed Equity, Inc. (July 2018 - August 2021).
*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**

This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased. Each Officer is appointed on an annual basis, and serves until such Officer’s successor is appointed, or such Officer resigns or is deceased.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.